Consolidating Financial Information by Industry Segment	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Note 22A. Consolidating Financial Information by Industry Segment

Note 22A.  Consolidating Financial Information by Industry Segment
AMERCO's three reportable segments are:
  Moving and Storage, comprised of AMERCO, U-Haul, and Real Estate and the subsidiaries of U-Haul and Real Estate,
  Property and Casualty Insurance, comprised of Repwest and its subsidiaries and ARCOA,
  Life Insurance, comprised of Oxford and its subsidiaries.
Management tracks revenues separately, but does not report any separate measure of the profitability for rental vehicles, rentals of self-storage spaces and sales of products that are required to be classified as a separate operating segment and accordingly does not present these as separate reportable segments. Deferred income taxes are shown as liabilities on the condensed consolidating statements.
The information includes elimination entries necessary to consolidate AMERCO, the parent, with its subsidiaries.
Investments in subsidiaries are accounted for by the parent using the equity method of accounting.

Note 22A. Financial Information by Consolidating Industry Segment:
Consolidating balance sheets by industry segment as of March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Assets:
Cash and cash equivalents	$327,119	$98,926	$1,515	$-		$427,560	$14,120	$22,064	$-		$463,744
Reinsurance recoverables and trade receivables, net	-	43,259	-	-		43,259	186,010	32,520	-		261,789
Inventories, net	-	56,396	-	-		56,396	-	-	-		56,396
Prepaid expenses	22,475	34,956	20	-		57,451	-	-	-		57,451
Investments, fixed maturities and marketable equities	21,228	-	-	-		21,228	160,455	913,655	-		1,095,338
Investments, other	-	100	50,553	-		50,653	65,212	125,900	-		241,765
Deferred policy acquisition costs, net	-	-	-	-		-	-	93,043	-		93,043
Other assets	118	69,671	28,828	-		98,617	1,212	157	-		99,986
Related party assets	1,032,124	127,751	9	(975,683	)(c)	184,201	8,846	514	(11,526	)(c)	182,035
	1,403,064	431,059	80,925	(975,683)		939,365	435,855	1,187,853	(11,526)		2,551,547

Investment in subsidiaries	240,080	(539)	-	140,100	(b)	379,641	-	-	(379,641	)(b)	-

Property, plant and equipment, at cost:
Land	-	81,421	251,807	-		333,228	-	-	-		333,228
Buildings and improvements	-	184,053	1,013,822	-		1,197,875	-	-	-		1,197,875
Furniture and equipment	136	292,621	18,385	-		311,142	-	-	-		311,142
Rental trailers and other rental equipment	-	317,476	-	-		317,476	-	-	-		317,476
Rental trucks	-	2,154,688	-	-		2,154,688	-	-	-		2,154,688
	136	3,030,259	1,284,014	-		4,314,409	-	-	-		4,314,409
Less: Accumulated depreciation	(116)	(1,185,796)	(373,443)	-		(1,559,355)	-	-	-		(1,559,355)
Total property, plant and equipment	20	1,844,463	910,571	-		2,755,054	-	-	-		2,755,054
Total assets	$1,643,164	$2,274,983	$991,496	$(835,583)		$4,074,060	$435,855	$1,187,853	$(391,167)		$5,306,601

(a) Balances as of December 31, 2012
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Liabilities:
Accounts payable and accrued expenses	$110	$345,864	$4,378	$-		$350,352	$-	$8,139	$-		$358,491
Notes, loans and leases payable	-	881,766	780,079	-		1,661,845	-	-	-		1,661,845
Policy benefits and losses, claims and loss expenses payable	-	380,824	-	-		380,824	330,184	404,040	-		1,115,048
Liabilities from investment contracts	-	-	-	-		-	-	510,789	-		510,789
Other policyholders' funds and liabilities	-	-	-	-		-	3,157	4,137	-		7,294
Deferred income	-	30,217	-	-		30,217	-	-	-		30,217
Deferred income taxes	412,089	-	-	-		412,089	(36,241)	17,810	-		393,658
Related party liabilities	-	637,909	347,248	(975,683	)(c)	9,474	1,844	208	(11,526	)(c)	-
Total liabilities	412,199	2,276,580	1,131,705	(975,683)		2,844,801	298,944	945,123	(11,526)		4,077,342

Stockholders' equity :
Series preferred stock:
Series A preferred stock	-	-	-	-		-	-	-	-		-
Series B preferred stock	-	-	-	-		-	-	-	-		-
Series A common stock	-	-	-	-		-	-	-	-		-
Common stock	10,497	1	1	(2	)(b)	10,497	3,301	2,500	(5,801	)(b)	10,497
Additional paid-in capital	438,378	121,230	147,941	(269,171	)(b)	438,378	91,120	26,271	(117,601	)(b)	438,168
Accumulated other comprehensive income (loss)	(22,680)	(62,325)	-	62,325	(b)	(22,680)	4,568	37,567	(42,135	)(b)	(22,680)
Retained earnings (deficit)	1,482,420	(58,797)	(288,151)	346,948	(b)	1,482,420	37,922	176,392	(214,104	)(b)	1,482,630
Cost of common shares in treasury, net	(525,653)	-	-	-		(525,653)	-	-	-		(525,653)
Cost of preferred shares in treasury, net	(151,997)	-	-	-		(151,997)	-	-	-		(151,997)
Unearned employee stock ownership plan shares	-	(1,706)	-	-		(1,706)	-	-	-		(1,706)
Total stockholders' equity (deficit)	1,230,965	(1,597)	(140,209)	140,100		1,229,259	136,911	242,730	(379,641)		1,229,259
Total liabilities and stockholders' equity	$1,643,164	$2,274,983	$991,496	$(835,583)		$4,074,060	$435,855	$1,187,853	$(391,167)		$5,306,601

(a) Balances as of December 31, 2012
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Assets:
Cash and cash equivalents	$201,502	$106,951	$775	$-		$309,228	$22,542	$25,410	$-		$357,180
Reinsurance recoverables and trade receivables, net	-	37,103	-	-		37,103	231,211	29,660	-		297,974
Inventories, net	-	58,735	-	-		58,735	-	-	-		58,735
Prepaid expenses	9,496	32,051	311	-		41,858	-	-	-		41,858
Investments, fixed maturities and marketable equities	17,028	-	-	-		17,028	132,270	617,494	-		766,792
Investments, other	-	9,880	42,453	-		52,333	74,757	131,461	-		258,551
Deferred policy acquisition costs, net	-	-	-	-		-	-	63,914	-		63,914
Other assets	483	91,761	26,571	-		118,815	1,507	203	-		120,525
Related party assets	1,201,385	261,341	9	(1,144,545	)(c)	318,190	7,542	482	(10,057	)(c)	316,157
	1,429,894	597,822	70,119	(1,144,545)		953,290	469,829	868,624	(10,057)		2,281,686

Investment in subsidiaries	8,168	-	-	331,461	(b)	339,629	-	-	(339,629	)(b)	-

Property, plant and equipment, at cost:
Land	-	67,558	213,582	-		281,140	-	-	-		281,140
Buildings and improvements	-	162,351	924,768	-		1,087,119	-	-	-		1,087,119
Furniture and equipment	138	289,601	18,381	-		308,120	-	-	-		308,120
Rental trailers and other rental equipment	-	255,010	-	-		255,010	-	-	-		255,010
Rental trucks	-	1,856,433	-	-		1,856,433	-	-	-		1,856,433
	138	2,630,953	1,156,731	-		3,787,822	-	-	-		3,787,822
Less: Accumulated depreciation	(115)	(1,056,854)	(358,488)	-		(1,415,457)	-	-	-		(1,415,457)
Total property, plant and equipment	23	1,574,099	798,243	-		2,372,365	-	-	-		2,372,365
Total assets	$1,438,085	$2,171,921	$868,362	$(813,084)		$3,665,284	$469,829	$868,624	$(349,686)		$4,654,051

(a) Balances as of December 31, 2011
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)

Liabilities:
Accounts payable and accrued expenses	$1,875	$319,780	$3,611	$-		$325,266	$-	$10,060	$-		$335,326
Notes, loans and leases payable	-	769,497	716,714	-		1,486,211	-	-	-		1,486,211
Policy benefits and losses, claims and loss expenses payable	-	380,140	-	-		380,140	382,939	382,864	-		1,145,943
Liabilities from investment contracts	-	-	-	-		-	-	240,961	-		240,961
Other policyholders' funds and liabilities	-	-	-	-		-	3,438	3,835	-		7,273
Deferred income	-	31,525	-	-		31,525	-	-	-		31,525
Deferred income taxes	397,992	-	-	-		397,992	(41,945)	14,945	-		370,992
Related party liabilities	-	855,016	297,859	(1,144,545	)(c)	8,330	1,555	172	(10,057	)(c)	-
Total liabilities	399,867	2,355,958	1,018,184	(1,144,545)		2,629,464	345,987	652,837	(10,057)		3,618,231
Stockholders' equity:
Series preferred stock:
Series A preferred stock	-	-	-	-		-	-	-	-		-
Series B preferred stock	-	-	-	-		-	-	-	-		-
Series A common stock	-	-	-	-		-	-	-	-		-
Common stock	10,497	540	1	(541	)(b)	10,497	3,301	2,500	(5,801	)(b)	10,497
Additional paid-in capital	433,953	121,230	147,941	(269,171	)(b)	433,953	89,620	26,271	(116,101	)(b)	433,743
Accumulated other comprehensive loss	(45,436)	(66,302)	-	66,302	(b)	(45,436)	2,255	23,888	(26,143	)(b)	(45,436)
Retained earnings (deficit)	1,316,854	(237,107)	(297,764)	534,871	(b)	1,316,854	28,666	163,128	(191,584	)(b)	1,317,064
Cost of common shares in treasury, net	(525,653)	-	-	-		(525,653)	-	-	-		(525,653)
Cost of preferred shares in treasury, net	(151,997)	-	-	-		(151,997)	-	-	-		(151,997)
Unearned employee stock ownership plan shares	-	(2,398)	-	-		(2,398)	-	-	-		(2,398)
Total stockholders' equity (deficit)	1,038,218	(184,037)	(149,822)	331,461		1,035,820	123,842	215,787	(339,629)		1,035,820
Total liabilities and stockholders' equity	$1,438,085	$2,171,921	$868,362	$(813,084)		$3,665,284	$469,829	$868,624	$(349,686)		$4,654,051

(a) Balances as of December 31, 2011
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating statements of operations by industry segment for period ending March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,769,058	$-	$-		$1,769,058	$-	$-	$(1,538	)(c)	$1,767,520
Self-storage revenues	-	151,512	1,148	-		152,660	-	-	-		152,660
Self-moving & self-storage products & service sales	-	221,117	-	-		221,117	-	-	-		221,117
Property management fees	-	24,378	-	-		24,378	-	-	-		24,378
Life insurance premiums	-	-	-	-		-	-	178,115	-		178,115
Property and casualty insurance premiums	-	-	-	-		-	34,342	-	-		34,342
Net investment and interest income	5,248	8,462	4,912	-		18,622	13,858	50,850	(427	)(b)	82,903
Other revenue	81	102,776	88,626	(94,976	)(b)	96,507	-	2,525	(1,480	)(b)	97,552
Total revenues	5,329	2,277,303	94,686	(94,976)		2,282,342	48,200	231,490	(3,445)		2,558,587

Costs and expenses:
Operating expenses	13,611	1,199,550	10,878	(94,976	)(b)	1,129,063	18,007	26,482	(2,984	)(b,c)	1,170,568
Commission expenses	-	228,124	-	-		228,124	-	-	-		228,124
Cost of sales	-	107,216	-	-		107,216	-	-	-		107,216
Benefits and losses	-	-	-	-		-	15,999	164,677	-		180,676
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Lease expense	92	117,491	32	-		117,615	-	-	(167	)(b)	117,448
Depreciation, net of (gains) losses on disposals	5	224,407	13,584	-		237,996	-	-	-		237,996
Total costs and expenses	13,708	1,876,788	24,494	(94,976)		1,820,014	34,006	208,535	(3,151)		2,059,404

Earnings (loss) from operations before equity in earnings of subsidiaries	(8,379)	400,515	70,192	-		462,328	14,194	22,955	(294)		499,183

Equity in earnings of subsidiaries	212,164	-	-	(187,923	)(d)	24,241	-	-	(24,241	)(d)	-

Earnings from operations	203,785	400,515	70,192	(187,923)		486,569	14,194	22,955	(24,535)		499,183
Interest income (expense)	91,125	(124,012)	(58,103)	-		(90,990)	-	-	294	(b)	(90,696)
Pretax earnings	294,910	276,503	12,089	(187,923)		395,579	14,194	22,955	(24,241)		408,487
Income tax expense	(30,202)	(96,099)	(4,570)	-		(130,871)	(4,938)	(7,970)	-		(143,779)
Earnings available to common shareholders	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
(a) Balances for the year ended December 31, 2012
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries

Consolidating statements of operations by industry segment for period ending March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,679,963	$-	$-		$1,679,963	$-	$-	$(1,707	)(c)	$1,678,256
Self-storage revenues	-	133,070	1,306	-		134,376	-	-	-		134,376
Self-moving & self-storage products & service sales	-	213,854	-	-		213,854	-	-	-		213,854
Property management fees	-	23,266	-	-		23,266	-	-	-		23,266
Life insurance premiums	-	-	-	-		-	-	277,562	-		277,562
Property and casualty insurance premiums	-	-	-	-		-	32,631	-	-		32,631
Net investment and interest income	5,857	20,577	698	-		27,132	9,955	38,127	(1,662	)(b,e)	73,552
Other revenue	228	83,894	80,318	(86,108	)(b)	78,332	-	1,585	(1,387	)(b)	78,530
Total revenues	6,085	2,154,624	82,322	(86,108)		2,156,923	42,586	317,274	(4,756)		2,512,027

Costs and expenses:
Operating expenses	9,081	1,121,681	9,468	(86,108	)(b)	1,054,122	13,270	28,885	(3,087	)(b,c)	1,093,190
Commission expenses	-	212,190	-	-		212,190	-	-	-		212,190
Cost of sales	-	116,542	-	-		116,542	-	-	-		116,542
Benefits and losses	-	-	-	-		-	65,742	254,449	-		320,191
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	13,791	-		13,791
Lease expense	93	132,286	23	-		132,402	-	-	(1,187	)(b)	131,215
Depreciation, net of (gains) losses on disposals	5	195,469	13,427	-		208,901	-	-	-		208,901
Total costs and expenses	9,179	1,778,168	22,918	(86,108)		1,724,157	79,012	297,125	(4,274)		2,096,020

Earnings (loss) from operations before equity in earnings of subsidiaries	(3,094)	376,456	59,404	-		432,766	(36,426)	20,149	(482)		416,007

Equity in earnings of subsidiaries	149,160	-	-	(159,538	)(d)	(10,378)	-	-	10,378	(d)	-

Earnings from operations	146,066	376,456	59,404	(159,538)		422,388	(36,426)	20,149	9,896		416,007
Interest income (expense)	94,278	(132,781)	(52,022)	-		(90,525)	-	-	154	(b)	(90,371)
Pretax earnings (loss)	240,344	243,675	7,382	(159,538)		331,863	(36,426)	20,149	10,050		325,636
Income tax benefit (expense)	(34,649)	(88,096)	(3,423)	-		(126,168)	12,863	(6,964)	-		(120,269)
Net earnings (loss)	205,695	155,579	3,959	(159,538)		205,695	(23,563)	13,185	10,050		205,367
Less: Excess of redemption value over carrying value of preferred shares redeemed	(5,908)	-	-	-		(5,908)	-	-	-		(5,908)
Less: Preferred stock dividends	(3,241)	-	-	-		(3,241)	-	-	328	(e)	(2,913)
Earnings (loss) available to common shareholders	$196,546	$155,579	$3,959	$(159,538)		$196,546	$(23,563)$	13,185	$10,378		$196,546
(a) Balances for the year ended December 31, 2011
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidating statements of operations by industry segment for period ending March 31, 2011 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,549,058	$-	$-		$1,549,058	$-	$-	$(2,043	)(c)	$1,547,015
Self-storage revenues	-	119,359	1,339	-		120,698	-	-	-		120,698
Self-moving & self-storage products & service sales	-	205,570	-	-		205,570	-	-	-		205,570
Property management fees	-	22,132	-	-		22,132	-	-	-		22,132
Life insurance premiums	-	-	-	-		-	-	206,992	-		206,992
Property and casualty insurance premiums	-	-	-	-		-	30,704	-	-		30,704
Net investment and interest income	5,140	20,562	-	-		25,702	7,959	30,822	(1,738	)(b,e)	62,745
Other revenue	20	60,230	77,947	(83,531	)(b)	54,666	-	2,181	(1,344	)(b)	55,503
Total revenues	5,160	1,976,911	79,286	(83,531)		1,977,826	38,663	239,995	(5,125)		2,251,359

Costs and expenses:
Operating expenses	7,489	1,050,921	9,473	(83,531	)(b)	984,352	15,824	29,754	(3,353	)(b,c)	1,026,577
Commission expenses	-	190,981	-	-		190,981	-	-	-		190,981
Cost of sales	-	106,024	-	-		106,024	-	-	-		106,024
Benefits and losses	-	-	-	-		-	17,201	183,312	-		200,513
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	9,494	-		9,494
Lease expense	90	151,918	22	-		152,030	-	-	(1,221	)(b)	150,809
Depreciation, net of (gains) losses on disposals	9	177,116	12,141	-		189,266	-	-	-		189,266
Total costs and expenses	7,588	1,676,960	21,636	(83,531)		1,622,653	33,025	222,560	(4,574)		1,873,664

Earnings (loss) from operations before equity in earnings of subsidiaries	(2,428)	299,951	57,650	-		355,173	5,638	17,435	(551)		377,695

Equity in earnings of subsidiaries	132,570	-	-	(117,643	)(d)	14,927	-	-	(14,927	)(d)	-

Earnings from operations	130,142	299,951	57,650	(117,643)		370,100	5,638	17,435	(15,478)		377,695
Interest income (expense)	85,584	(129,516)	(44,449)	-		(88,381)	-	-	-		(88,381)
Pretax earnings	215,726	170,435	13,201	(117,643)		281,719	5,638	17,435	(15,478)		289,314
Income tax expense	(31,600)	(60,342)	(5,651)	-		(97,593)	(1,831)	(6,315)	-		(105,739)
Net earnings	184,126	110,093	7,550	(117,643)		184,126	3,807	11,120	(15,478)		183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	-	-	-		-	-	-	(178)		(178)
Less: Preferred stock dividends	(12,963)	-	-	-		(12,963)	-	-	551	(e)	(12,412)
Earnings available to common shareholders	$171,163	$110,093	$7,550	$(117,643)		$171,163	$3,807	$11,120	$(15,105)		$170,985
(a) Balances for the year ended December 31, 2010
(b) Eliminate intercompany lease income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidating cash flow statements by industry segment for the year ended March 31, 2013, are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated

Cash flows from operating activities:	(In thousands)
Net earnings	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
Earnings from consolidated entities	(212,164)	-	-	187,923		(24,241)	-	-	24,241		-
Adjustments to reconcile net earnings to the cash provided by operations:
Depreciation	5	245,104	15,383	-		260,492	-	-	-		260,492
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Change in allowance for losses on trade receivables	-	(134)	-	-		(134)	-	-	-		(134)
Change in allowance for inventory reserve	-	1,133	-	-		1,133	-	-	-		1,133
Net gain on sale of real and personal property	-	(20,697)	(1,799)	-		(22,496)	-	-	-		(22,496)
Net gain on sale of investments	(76)	-	-	-		(76)	(4,883)	(3,364)	-		(8,323)
Deferred income taxes	9,206	-	-	-		9,206	4,459	(147)	-		13,518
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(6,022)	-	-		(6,022)	45,201	(2,857)	-		36,322
Inventories	-	1,206	-	-		1,206	-	-	-		1,206
Prepaid expenses	(12,979)	(2,899)	291	-		(15,587)	-	-	-		(15,587)
Capitalization of deferred policy acquisition costs	-	-	-	-		-	-	(50,640)	-		(50,640)
Other assets	365	21,186	(335)	-		21,216	294	46	-		21,556
Related party assets	-	133,970	-	-		133,970	(1,361)	-	1,063	(b)	133,672
Accounts payable and accrued expenses	2,659	37,910	761	-		41,330	-	(1,298)	-		40,032
Policy benefits and losses, claims and loss expenses payable	-	1,102	-	-		1,102	(52,755)	21,175	-		(30,478)
Other policyholders' funds and liabilities	-	-	-	-		-	(281)	302	-		21
Deferred income	-	(1,312)	-	-		(1,312)	-	-	-		(1,312)
Related party liabilities	-	1,145	-	-		1,145	346	36	(1,063	)(b)	464
Net cash provided (used) by operating activities	51,724	592,096	21,820	-		665,640	276	(4,386)	-		661,530

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(2)	(524,351)	(131,631)	-		(655,984)	-	-	-		(655,984)
Short term investments	-	-	-	-		-	(97,269)	(314,369)	-		(411,638)
Fixed maturities investments	-	-	-	-		-	(44,460)	(398,802)	-		(443,262)
Equity securities	-	-	-	-		-	(16,289)	-	-		(16,289)
Preferred stock	-	-	-	-		-	(6,296)	-	-		(6,296)
Real estate	-	-	(243)	-		(243)	-	(830)	-		(1,073)
Mortgage loans	-	(5,068)	(42,652)	2,514	(b)	(45,206)	(1,821)	(33,684)	-		(80,711)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	214,980	5,719	-		220,699	-	-	-		220,699
Short term investments	-	-	-	-		-	87,738	329,782	-		417,520
Fixed maturities investments	-	-	-	-		-	35,493	125,313	-		160,806
Equity securities	372	-	-	-		372	-	-	-		372
Preferred stock	-	-	-	-		-	7,258	-	-		7,258
Real estate	-	-	667	-		667	-	4	-		671
Mortgage loans	-	14,848	34,134	(2,514	)(b)	46,468	25,448	23,798	-		95,714
Net cash provided (used) by investing activities	370	(299,591)	(134,006)	-		(433,227)	(10,198)	(268,788)	-		(712,213)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2012
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2013, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination	AMERCO Consolidated

Cash flows from financing activities:	(In thousands)
Borrowings from credit facilities	-	108,846	161,700	-	270,546	-	-	-	270,546
Principal repayments on credit facilities	-	(159,622)	(98,335)	-	(257,957)	-	-	-	(257,957)
Debt issuance costs	-	(301)	(1,922)	-	(2,223)	-	-	-	(2,223)
Capital lease payments	-	(26,877)	-	-	(26,877)	-	-	-	(26,877)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	692	-	-	692	-	-	-	692
Securitization deposits	-	1,195	-	-	1,195	-	-	-	1,195
Proceeds from (repayment of) intercompany loans	172,444	(223,927)	51,483	-	-	-	-	-	-
Common stock dividends paid	(97,421)	-	-	-	(97,421)	-	-	-	(97,421)
Contribution to related party	(1,500)	-	-	-	(1,500)	1,500	-	-	-
Investment contract deposits	-	-	-	-	-	-	301,729	-	301,729
Investment contract withdrawals	-	-	-	-	-	-	(31,901)	-	(31,901)
Net cash provided (used) by financing activities	73,523	(299,994)	112,926	-	(113,545)	1,500	269,828	-	157,783

Effects of exchange rate on cash	-	(536)	-	-	(536)	-	-	-	(536)

Increase (decrease) in cash and cash equivalents	125,617	(8,025)	740	-	118,332	(8,422)	(3,346)	-	106,564
Cash and cash equivalents at beginning of period	201,502	106,951	775	-	309,228	22,542	25,410		357,180
Cash and cash equivalents at end of period	$327,119	$98,926	$1,515	$-	$427,560	$14,120	$22,064	$-	$463,744
	(page 2 of 2)
(a) Balance for the period ended December 31, 2012

Consolidating cash flow statements by industry segment for the year ended March 31, 2012, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from operating activities:
Net earnings (loss)	$205,695	$155,579	$3,959	$(159,538)	$205,695	$(23,563)$	13,185	$10,050		$205,367
Earnings from consolidated subsidiaries	(149,160)	-	-	159,538	10,378	-	-	(10,378)		-
Adjustments to reconcile net earnings to the cash provided by operations:
Depreciation	5	216,116	13,668	-	229,789	-	-	-		229,789
Amortization of deferred policy acquisition costs	-	-	-	-	-	-	13,791	-		13,791
Change in allowance for losses on trade receivables	-	(206)	-	-	(206)	-	(2)	-		(208)
Change in allowance for inventory reserve	-	1,382	-	-	1,382	-	-	-		1,382
Net gain on sale of real and personal property	-	(20,647)	(241)	-	(20,888)	-	-	-		(20,888)
Net gain on sale of investments	(488)	-	-	-	(488)	(810)	(4,281)	-		(5,579)
Deferred income taxes	109,680	-	-	-	109,680	(12,181)	6,861	-		104,360
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(17,683)	-	-	(17,683)	(57,955)	(1,477)	-		(77,115)
Inventories	-	(173)	-	-	(173)	-	-	-		(173)
Prepaid expenses	6,470	9,464	(186)	-	15,748	-	-	-		15,748
Capitalization of deferred policy acquisition costs	-	-	-	-	-	-	(23,166)	-		(23,166)
Other assets	2,380	1,852	2,282	-	6,514	(630)	108	-		5,992
Related party assets	-	(14,301)	63	-	(14,238)	(4,730)	(479)	5,237	(b)	(14,210)
Accounts payable and accrued expenses	4,163	14,215	(228)	-	18,150	-	1,319	-		19,469
Policy benefits and losses, claims and loss expenses payable	-	(16,621)	-	-	(16,621)	106,213	122,738	-		212,330
Other policyholders' funds and liabilities	-	-	-	-	-	(1,382)	(76)	-		(1,458)
Deferred income	-	4,367	-	-	4,367	-	-	-		4,367
Related party liabilities	-	5,514	-	-	5,514	(272)	39	(5,237	)(b)	44
Net cash provided (used) by operating activities	178,745	338,858	19,317	-	536,920	4,690	128,560	(328)		669,842

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(1)	(524,298)	(65,500)	-	(589,799)	-	-	-		(589,799)
Short term investments	-	-	-	-	-	(63,126)	(228,496)	-		(291,622)
Fixed maturities investments	-	-	-	-	-	(34,965)	(185,139)	-		(220,104)
Equity securities	(8,855)	-	-	-	(8,855)	(193)	-	-		(9,048)
Preferred stock	-	-	-	-	-	(2,717)	-	-		(2,717)
Real estate	-	-	(5,064)	-	(5,064)	(165)	(2,600)	-		(7,829)
Mortgage loans	-	(8,758)	(64,469)	-	(73,227)	(45,189)	(33,184)	24,437	(b)	(127,163)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	168,386	526	-	168,912	-	-	-		168,912
Short term investments	-	-	-	-	-	96,033	204,860	-		300,893
Fixed maturities investments	-	-	-	-	-	22,982	105,504	-		128,486
Equity securities	8,800	-	-	-	8,800	1,422	-	-		10,222
Preferred stock	-	-	-	-	-	7,352	2,708	(7,708	)(b)	2,352
Real estate	-	-	-	-	-	310	130	-		440
Mortgage loans	-	9,263	45,685	-	54,948	14,390	9,939	(24,437	)(b)	54,840
Net cash provided (used) by investing activities	(56)	(355,407)	(88,822)	-	(444,285)	(3,866)	(126,278)	(7,708)		(582,137)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2011
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2012, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from financing activities:
Borrowings from credit facilities	-	153,860	83,920	-	237,780	-	-	-		237,780
Principal repayments on credit facilities	-	(130,641)	(71,247)	-	(201,888)	-	-	-		(201,888)
Debt issuance costs	-	(1,402)	(602)	-	(2,004)	-	-	-		(2,004)
Capital lease payments	-	(8,328)	-	-	(8,328)	-	-	-		(8,328)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	984	-	-	984	-	-	-		984
Securitization deposits	-	42,088	-	-	42,088	-	-	-		42,088
Proceeds from (repayment of) intercompany loans	(52,051)	(5,401)	57,452	-	-	-	-	-		-
Preferred stock redemption paid	(151,997)	-	-	-	(151,997)	-	-	7,708	(b)	(144,289)
Preferred stock dividends paid	(3,241)	-	-	-	(3,241)	-	-	328	(c)	(2,913)
Common stock dividends paid	(19,484)	-	-	-	(19,484)	-	-	-		(19,484)
Contribution to related party	(518)	-	-	-	(518)	-	-	-		(518)
Investment contract deposits	-	-	-	-	-	-	13,854	-		13,854
Investment contract withdrawals	-	-	-	-	-	-	(28,027)	-		(28,027)
Net cash provided (used) by financing activities	(227,291)	51,160	69,523	-	(106,608)	-	(14,173)	8,036		(112,745)

Effects of exchange rate on cash	-	(294)	-	-	(294)	-	-	-		(294)

Increase (decrease) in cash and cash equivalents	(48,602)	34,317	18	-	(14,267)	824	(11,891)	-		(25,334)
Cash and cash equivalents at beginning of period	250,104	72,634	757	-	323,495	21,718	37,301	-		382,514
Cash and cash equivalents at end of period	$201,502	$106,951	$775	$-	$309,228	$22,542	$25,410	$-		$357,180
	(page 2 of 2)
(a) Balance for the period ended December 31, 2011
(b) Eliminate intercompany investments
(c) Eliminate preferred stock dividends paid to affiliate

Consolidating cash flow statements by industry segment for the year ended March 31, 2011 are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from operating activities:
Net earnings	$184,126	$110,093	$7,550	$(117,643)	$184,126	$3,807	$11,120	$(15,478)		$183,575
Earnings from consolidated subsidiaries	(132,570)	-	-	117,643	(14,927)	-	-	14,927		-
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	9	198,991	13,324	-	212,324	-	-	-		212,324
Amortization of deferred policy acquisition costs	-	-	-	-	-	-	9,494	-		9,494
Change in allowance for losses on trade receivables	-	30	-	-	30	-	(2)	-		28
Change in allowance for inventory reserve	-	(674)	-	-	(674)	-	-	-		(674)
Net gain on sale of real and personal property	-	(21,875)	(1,183)	-	(23,058)	-	-	-		(23,058)
Net (gain) loss on sale of investments	(65)	(11)	-	-	(76)	285	(1,344)	-		(1,135)
Deferred income taxes	73,790	-	-	-	73,790	1,960	5,148	-		80,898
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(1,443)	-	-	(1,443)	(5,137)	614	-		(5,966)
Inventories	-	(6,431)	-	-	(6,431)	-	-	-		(6,431)
Prepaid expenses	(15,966)	11,773	(51)	-	(4,244)	-	-	-		(4,244)
Capitalization of deferred policy acquisition costs	-	-	-	-	-	-	(25,239)	-		(25,239)
Other assets	34,937	(6,695)	238	-	28,480	30	205	-		28,715
Related party assets	273	55	(64)	-	264	(351)	-	-		(87)
Accounts payable and accrued expenses	(8,603)	18,923	(486)	-	9,834	-	2,713	-		12,547
Policy benefits and losses, claims and loss expenses payable	-	10,994	-	-	10,994	4,288	94,052	-		109,334
Other policyholders' funds and liabilities	-	-	-	-	-	(789)	1,355	-		566
Deferred income	-	1,967	-	-	1,967	-	-	-		1,967
Related party liabilities	-	83	-	-	83	157	9	-		249
Net cash provided (used) by operating activities	135,931	315,780	19,328	-	471,039	4,250	98,125	(551)		572,863

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(5)	(407,526)	(72,887)	-	(480,418)	-	-	-		(480,418)
Short term investments	-	-	-	-	-	(76,381)	(184,385)	-		(260,766)
Fixed maturities investments	-	-	-	-	-	(34,580)	(181,351)	-		(215,931)
Equity securities	(8,253)	-	-	-	(8,253)	(3,297)	-	-		(11,550)
Preferred stock	-	-	-	-	-	(11,644)	(2,708)	-		(14,352)
Real estate	-	-	-	-	-	(76)	(117)	-		(193)
Mortgage loans	-	(13,117)	(8,692)	-	(21,809)	(13,244)	(7,395)	3,890	(b)	(38,558)
Other investments	-	-	-	-	-	-	(2,000)	-		(2,000)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	179,043	1,368	-	180,411	-	-	-		180,411
Short term investments	-	-	-	-	-	106,130	211,083	-		317,213
Fixed maturities investments	-	-	-	-	-	23,275	108,706	-		131,981
Equity securities	1,065	-	-	-	1,065	133	-	-		1,198
Preferred stock	-	-	-	-	-	1,914	-	-		1,914
Real estate	-	-	125	-	125	309	1,491	-		1,925
Mortgage loans	-	5,412	2,995	-	8,407	6,106	4,533	(3,890	)(b)	15,156
Net cash provided (used) by investing activities	(7,193)	(236,188)	(77,091)	-	(320,472)	(1,355)	(52,143)	-		(373,970)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2010
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2011 are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from financing activities:
Borrowings from credit facilities	-	257,728	64,134	-	321,862	-	-	-		321,862
Principal repayments on credit facilities	-	(90,084)	(198,798)	-	(288,882)	-	-	-		(288,882)
Debt issuance costs	-	(1,987)	-	-	(1,987)	-	-	-		(1,987)
Capital lease payments	-	(11,522)	-	-	(11,522)	-	-	-		(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	1,172	-	-	1,172	-	-	-		1,172
Securitization deposits	-	(46,031)	-	-	(46,031)	-	-	-		(46,031)
Proceeds from (repayment of) intercompany loans	30,566	(223,746)	193,180	-	-	-	-	-		-
Preferred stock dividends paid	(12,963)	-	-	-	(12,963)	-	-	551	(b)	(12,412)
Dividend from (to) related party	3,303	-	-	-	3,303	(3,303)	-	-		-
Investment contract deposits	-	-	-	-	-	-	11,580	-		11,580
Investment contract withdrawals	-	-	-	-	-	-	(34,548)	-		(34,548)
Net cash provided (used) by financing activities	20,906	(114,470)	58,516	-	(35,048)	(3,303)	(22,968)	551		(60,768)

Effects of exchange rate on cash	-	271	-	-	271	-	-	-		271

Increase (decrease) in cash and cash equivalents	149,644	(34,607)	753	-	115,790	(408)	23,014	-		138,396
Cash and cash equivalents at beginning of period	100,460	107,241	4	-	207,705	22,126	14,287	-		244,118
Cash and cash equivalents at end of period	$250,104	$72,634	$757	$-	$323,495	$21,718	$37,301	$-		$382,514
	(page 2 of 2)
(a) Balance for the period ended December 31, 2010
(b) Eliminate preferred stock dividends paid to affiliates